Stockholder’s Equity (Details) - Schedule of Compensation Expense - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total stock-based compensation expense	$ 4,135	$ 69
Research and development [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total stock-based compensation expense	898	45
General and administrative [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total stock-based compensation expense	$ 3,237	$ 24